Capital and reserves	12 Months Ended
Dec. 31, 2022
Capital and reserves

20. Capital and reserves

	December 31, 2022	December 31, 2021
	£	£

Share capital	397,493	195,476
Share premium	16,597,811	-
	16,995,304	195,476

	December 31, 2022	December 31, 2021
	Number (1)	Number
Authorized, allotted, called up and fully paid share capital comprises:
Ordinary shares of £0.0001 each	949,958	356,260
Deferred shares of £0.4999 each	794,955	-
A Ordinary shares of £0.50 each	-	34,692
Total Ordinary shares outstanding at the end of the year	1,744,913	390,952

	Number of	Ordinary share capital	Deferred share capital	Share premium
	shares (1)	£		£
Fully paid share capital:
Balance at December 31, 2021	390,952	195,476	-	-
Issue of Ordinary shares	559,006	202,017		16,597,811
Redesignation of nominal value to deferred shares	794,955	(397,398)	397,398	-
Balance at December 31, 2022	1,744,913	95	397,398	16,597,811

(1)	On November 18, 2022 the Company undertook a reverse share split such that fifty issued ordinary shares were exchanged for one new. As a result of the reverse share split, all references in these financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the reverse share split for all periods presented.

Ordinary shares

The Ordinary shares have no specific rights, preferences or restrictions attached to them.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

20. Capital and reserves (continued)

Deferred shares

Deferred shares have the following properties:

a.	do not entitle their holders to receive any dividend or other distribution;
b.	do not entitle their holders to receive a share certificate in respect of the relevant shareholding;
c.	do not entitle their holders to receive notice of, nor to attend, speak or vote at, any general meeting of the Company;
d.	entitles their holders on a return of capital on a winding up of the Company (but not otherwise) only to the repayment of the amount paid up on that share after payment of the capital paid up on each Ordinary Share in the share capital of the Company and the further payment of £100,000,000 on each ordinary share;
e.	do not entitle their holders to any further participation in the capital, profits or assets of the Company. The Deferred Shares shall not be capable of transfer at any time other than with the prior written consent of the directors of the Company.

A Ordinary shares

The A Ordinary shares ranked equally with all other shares in issue in that on a vote every member has one vote for each share held. The A ordinary shares contain preferential economic rights such that, in the event of a share or asset sale (as defined in the Articles of association), they provide a return to the holders of the A Ordinary Shares of an amount greater than or equal to 1.5x the price paid by the investors for A Ordinary Shares. The A Ordinary shares have an anti-dilution provision where shares are subsequently issued at a price below £215.00 per share, whereby the existing A Ordinary shareholders receive additional compensation shares in line with the formula set out in the Articles of Association. The A Ordinary shares rank equally with all other shares in issue with respect to dividends.

Immediately prior to the completion of the IPO, 24,693 ordinary shares were issued, under the terms of our Articles of Association to certain shareholders who, prior to the IPO, owned A ordinary shares which carried the right, to subscribe at nominal value for a certain number of additional shares, calculated by reference to the pre-money valuation of the IPO. As part of the IPO share issue, TC BioPharm (Holdings) plc re-organized its share capital whereby all of the outstanding series A ordinary shares were re-designated as ordinary shares of TC BioPharm (Holdings) plc on a one for one basis and as such no anti-dilution provisions are included within the issued share capital.

Group reorganization and IPO

Following a corporate reorganization on December 17, 2021, TC BioPharm (Holdings) plc became the ultimate parent company for the Group. The corporate reorganization has been accounted for as a business combination under common control and therefore, TC BioPharm (Holdings) Limited is a continuation of TC BioPharm Limited and its subsidiaries. The corporate reorganization has been given retrospective effect in these financial statements and such financial statements represent the financial statements of TC BioPharm (Holdings) Limited.

On December 17, 2021 and subsequent to the group reorganization, the Company undertook a share split such that one issued share was exchanged for ten new shares. As a result of the share split, all references in these consolidated financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the forward share split for all periods presented.

On January 10, 2022, TC BioPharm (Holdings) Holdings Limited was re-registered as a public limited company (“plc”) with the name TC BioPharm (Holdings) plc.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

20. Capital and reserves (continued)

Immediately prior to completion of the Initial Public Offering, TC BioPharm (Holdings) plc re-organized its share capital whereby all of the outstanding series A ordinary shares were re-designated as ordinary shares of TC BioPharm (Holdings) plc on a one for one basis. Immediately prior to the completion of the offering, a further 24,693 ordinary shares were issued, under the terms of our Articles of Association to certain shareholders who, prior to the IPO, owned A ordinary shares which carried the right, to subscribe at nominal value for a certain number of additional shares, calculated by reference to the pre-money valuation of the IPO. The fair value of the shares issued was £3.8 million.

On February 10, 2022, TC BioPharm (Holdings) plc issued 63,280 American Depositary Shares (“ADSs”) representing 63,280 ordinary shares with nominal value of £31,640 and warrants to buy 126,560 ADSs on conversion of loan notes totaling $13.4 million (£9.9 million).

On February 10, 2022, TC BioPharm (Holdings) plc completed an IPO on Nasdaq, issuing 82,353 American Depositary Shares (“ADSs”) representing 82,353 ordinary shares with nominal value of £41,176 and warrants to buy 189,412 ADSs for proceeds before expenses of $17.5 million (£12.8 million). Funding costs of $3.0 million (£2.2 million) including underwriter fees were incurred.

Further share issues during the year

Between June 7, 2022 and June 8, 2022, the Company issued and sold 230,000 ADSs representing ordinary shares generating proceeds of $4.6 million (£3.7 million) before deductions for offering expenses of approximately $0.8 million (£0.6 million).

On August 9, 2022, Convertible Loan Noteholders with loan notes with a face value of $0.8 million (£0.6 million) agreed to not exercise their right to be repaid and in consideration for this agreement received warrants over 11,678 ordinary shares. In addition, the conversion price of the loan notes was amended to be the lower of (i) the 5-day trailing VWAP of the Company’s ADS calculated as at 31 January 2023 and (ii) $25.00, subject to not being below $10.00.

On August 9, 2022, TC BioPharm (Holdings) plc issued 3,676 American Depositary Shares (“ADSs”) representing 3,676 ordinary shares and warrants to buy 7,352 ADSs on conversion of loan notes totaling $0.8 million (£0.7 million).

On November 15, 2022, TC BioPharm (Holdings) plc issued 21 Ordinary shares (number stated prior to the reverse split) for a consideration of $7.565 (£6.362) per share.

On November 24, 2022, TC BioPharm (Holdings) plc issued 3 Ordinary shares for a consideration of $6.51 (£5.41) per share.

On November 27, 2022, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”) as purchasers. Pursuant to the Purchase Agreement, the Company sold, and the Investors purchased in a private placement an aggregate of 155,000 American Depositary Shares (the “ADSs”), pre-funded warrants to purchase up to 1,315,000 ADS (the “Pre-Funded Warrants”), series A purchase warrants to purchase up to 1,470,000 ADSs (the “Series A Ordinary Warrants”) and series B purchase warrants to purchase up to 1,470,000 ADSs (the “Series B Ordinary Warrants” and together with the Series A Ordinary Warrants, the “Ordinary Warrants”) for aggregate gross proceeds of $7.4 million (£6.1 million), excluding any proceeds that may be received upon exercise of the Ordinary Warrants. The purchase price for each ADS and associated Ordinary Warrants is $5.00 and the purchase price per each Pre-Funded Warrant and associated Ordinary Warrants is $4.999.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

20. Capital and reserves (continued)

Reverse share split

On November 18, 2022, TC BioPharm (Holdings) plc completed a reverse stock split of one (1) new share for every fifty (50) existing shares effective November 21, 2022. As a result, the depositary bank, BNY Mellon effected a reverse stock split on the TC BioPharm (Holdings) plc American Depositary Receipt (“ADR”) program. Following the reverse split, a sub-division of every Ordinary share into one new Ordinary Share with a nominal value of £0.0001 and one deferred share with a nominal value of £0.4999 was enacted.

As a result of the share split, all references in these unaudited condensed consolidated interim financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the reverse share split for all periods presented. In addition, the exercise prices and the numbers of ordinary shares issuable upon the exercise of any outstanding options to purchase ordinary shares were proportionally adjusted pursuant to the respective anti-dilution terms of the share-based payment plans.

Nature and purpose of Other reserves

The other reserve totaling £16,710,757 as at December 31, 2022 and December 31, 2021, arose as a result of the group reorganization described above.